Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 51,741	$ 51,741
Less accumulated depreciation	(24,608)	(12,998)
Property and equipment, net	27,133	38,743
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 51,741	$ 51,741
Estimated Useful Life	5 years